INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES BENEFITS

Income tax expense (benefits)

	For the six months ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Current tax expense (benefits)	$3,229	$(1,902)
Deferred tax (benefit) expense	-	(7,964)
	$3,229	$(9,866)

SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES

	For the six months ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Loss before tax	$(187,930)	$(423,287)
Tax (credit) calculated at statutory tax rate (25%)	(46,983)	(105,822)
Valuation allowance	50,212	95,956
	$3,229	$(9,866)